Income Taxes (Details) (USD $)	3 Months Ended	12 Months Ended			0 Months Ended
	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jul. 02, 2012 Equitrans, L.P.
Income Taxes
Elimination of net current and deferred tax liabilities	$ 9,794,000	$ 143,587,000			$ 143,600,000
Current:
Federal		3,734,000	6,473,000	1,962,000
State		2,699,000	2,026,000	1,163,000
Subtotal		6,433,000	8,499,000	3,125,000
Deferred:
Federal		6,577,000	9,849,000	8,782,000
State		212,000	2,657,000	2,333,000
Subtotal	16,179,000	6,789,000	12,506,000	11,115,000
Amortization of deferred investment tax credit		(91,000)	(198,000)	(210,000)
Income tax expense	6,201,000	13,131,000	20,807,000	14,030,000
Federal statutory rate (as a percent)		35.00%	35.00%	35.00%
Reconciliation of income tax expense to amount computed at the federal statutory rate
Tax at statutory rate		23,953,000	18,689,000	11,645,000
Partnership income not subject to income taxes		(11,221,000)
State income taxes		1,892,000	3,044,000	2,272,000
Regulatory assets		(1,323,000)	(1,057,000)	21,000
Other		(170,000)	131,000	92,000
Income tax expense	6,201,000	13,131,000	20,807,000	14,030,000
Effective tax rate (as a percent)		19.20%	39.00%	42.20%
Reconciliation of reserve for uncertain tax positions, Excluding Amounts Pertaining to Examined Tax Returns
Beginning Balance	1,903,000	1,903,000	2,044,000	1,953,000
Additions for the current year			15,000	581,000
Additions for the prior year			59,000
Reductions for the prior years		(1,903,000)	(215,000)	(490,000)
Ending Balance			1,903,000	2,044,000
Tax positions for which ultimate deductibility is highly certain but timing of such deductibility is uncertain			1,700,000	1,900,000
Interest included in unrecognized tax benefits			300,000	300,000
Total amount of unrecognized tax benefits, inclusive of interest			2,200,000	2,400,000
Total amount of unrecognized tax benefits (excluding interest and penalties) that, if recognized, would affect the effective tax rate			200,000	100,000
Deferred income taxes:
Total deferred income tax assets		0	(4,590,000)
Total deferred income tax liabilities		0	114,620,000
Total net deferred income tax liabilities		0	110,030,000
Total deferred income tax (assets)/liabilities:
PP&E tax deductions in excess of book deductions		0	105,104,000
Regulatory temporary differences		0	9,516,000
Postretirement benefits		0	(1,813,000)
Other		0	(2,777,000)
Total net deferred income tax liabilities (including amounts classified as current (assets) of $(1,513) in 2011)		0	110,030,000
Current deferred income tax assets			1,513,000
Investment tax credits			$ 700,000